Financial Risk Management Objectives and Policies - Assets and Liabilities not Measured at a Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets and liabilities [Line Items]
Carrying Amount	$ 1,806	$ 2,372
Fair Value	1,736	2,319
Other long-term debt
Disclosure of financial assets and liabilities [Line Items]
Carrying Amount	1,806	2,372
Fair Value	$ 1,736	$ 2,319